SEGMENT INFORMATION - Details of Partnership's Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Other revenue from tenants	$ 217	$ 0	$ 348	$ 0
Investment and other revenue	45	39	86	198
Total revenue	1,651	$ 1,519	3,271	$ 3,047
Operating segments
Disclosure of operating segments [line items]
Lease revenue	914		1,880
Other revenue from tenants	216		347
Hospitality revenue	476		958
Investment and other revenue	45		86
Total revenue	1,651		3,271
Core Office | Operating segments
Disclosure of operating segments [line items]
Lease revenue	354		801
Other revenue from tenants	126		179
Hospitality revenue	4		9
Investment and other revenue	35		62
Total revenue	519		1,051
Core Retail | Operating segments
Disclosure of operating segments [line items]
Lease revenue	0		0
Other revenue from tenants	0		0
Hospitality revenue	0		0
Investment and other revenue	0		0
Total revenue	0		0
Opportunistic | Operating segments
Disclosure of operating segments [line items]
Lease revenue	560		1,079
Other revenue from tenants	90		168
Hospitality revenue	472		949
Investment and other revenue	10		23
Total revenue	1,132		2,219
Corporate | Operating segments
Disclosure of operating segments [line items]
Lease revenue	0		0
Other revenue from tenants	0		0
Hospitality revenue	0		0
Investment and other revenue	0		1
Total revenue	$ 0		$ 1